Form N-1A Cover	Jul. 25, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AB ACTIVE ETFs, INC.
Entity Central Index Key	0001496608
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 25, 2025
Prospectus Date	Jul. 26, 2025